Cover	Sep. 21, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2023
Current Fiscal Year End Date	--06-30
Entity Registrant Name	Tritium DCFC Limited
Entity Central Index Key	0001862490